UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22253

Nuveen Municipal Value Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Value Fund 2 (NUW)
	July 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alaska – 0.6%
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
$ 1,050	4.625%, 6/01/23	6/14 at 100.00	Ba1	$ 1,050,032
350	5.000%, 6/01/46	6/14 at 100.00	B+	276,108
1,400	Total Alaska			1,326,140
	Arizona – 4.2%
1,520	Arizona School Facilities Board, Certificates of Participation, Series 2003A, 5.000%,	No Opt. Call	A+	1,595,514
	9/01/13 – NPFG Insured
4,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El	2/19 at 100.00	BBB	4,804,800
	Paso Electric Company, Refunding Series 2009A, 7.250%, 2/01/40
3,045	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	3,165,430
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
8,565	Total Arizona			9,565,744
	California – 8.6%
2,500	California State Public Works Board, Lease Revenue Bonds, Department of General Services	4/19 at 100.00	A2	2,978,350
	Buildings 8 & 9, Series 2009A, 6.250%, 4/01/34
500	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.560%, 3/01/18 –	No Opt. Call	AA–	799,520
	AGM Insured (IF)
1,800	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	1,841,616
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45
3,635	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB–	2,918,251
	Bonds, Series 2007A-1, 5.000%, 6/01/33
1,750	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds,	8/13 at 100.00	AA– (4)	1,833,913
	Election 2002 Series 2004, 5.000%, 8/01/29 (Pre-refunded 8/01/13) – AGM Insured
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A, 6.500%, 11/01/39	No Opt. Call	A	570,290
10,200	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA–	8,730,894
	AGC Insured
20,835	Total California			19,672,834
	Colorado – 5.7%
1,000	Cherry Creek School District 5, Arapahoe County, Colorado, General Obligation Bonds, Series	No Opt. Call	AA	1,021,550
	2005B, 6.000%, 12/15/12
5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2005A, 5.000%,	11/15 at 100.00	A+	5,556,900
	11/15/25 – SYNCORA GTY Insured
3,605	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/27 –	9/20 at 67.94	BBB	1,642,330
	NPFG Insured
4,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	12/19 at 100.00	AA–	4,688,480
	Series 2009, 6.375%, 12/01/37 – AGC Insured
13,605	Total Colorado			12,909,260
	Florida – 8.9%
9,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A2	10,846,530
	5.500%, 10/01/41
	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program,
	Series 2009-B1:
2,500	6.000%, 7/01/38	7/18 at 100.00	Aa2	2,916,300
2,000	5.625%, 7/01/38	7/18 at 100.00	Aa2	2,269,280
2,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/32 (Pre-refunded	1/13 at 100.00	AA+ (4)	2,040,620
	1/01/13) – FGIC Insured
4,500	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	2,211,287
	6.450%, 5/01/23 (5), (6)
20,500	Total Florida			20,284,017
	Georgia – 0.8%
495	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	N/R	585,110
	7.500%, 1/01/31
1,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	CCC+	1,232,450
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,495	Total Georgia			1,817,560
	Illinois – 10.2%
725	Cook and DuPage Counties High School District 210 Lemont, Illinois, General Obligation Bonds,	1/16 at 100.00	Aa2	802,169
	Refunding Series 2006, 5.000%, 1/01/26 – NPFG Insured
1,885	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds,	No Opt. Call	AAA	1,816,537
	Capital Appreciation Refunding Series 2002B, 0.000%, 12/01/15
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A,	8/19 at 100.00	AA+	5,888,100
	6.000%, 8/15/39
3,500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A,	5/19 at 100.00	A	4,249,910
	7.125%, 11/15/37
5,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	11/18 at 100.00	A2	6,334,600
	Series 2009A, 7.250%, 11/01/38
3,970	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	4,180,728
	Refunding Series 2007A, 5.250%, 5/01/34
20,080	Total Illinois			23,272,044
	Indiana – 5.3%
5,000	Indiana Finance Authority, Hospital Revenue Bonds, Deaconess Hospital Obligated Group, Series	3/19 at 100.00	A+	5,920,500
	2009A, 6.750%, 3/01/39
3,650	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A–	3,823,339
	Indiana, Series 2007, 5.500%, 3/01/37
2,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2009B,	1/19 at 100.00	A+	2,335,720
	6.000%, 1/01/39
10,650	Total Indiana			12,079,559
	Iowa – 1.2%
3,025	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	2,719,657
	5.375%, 6/01/38
	Louisiana – 7.4%
5,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006C-3,	6/18 at 100.00	AA–	5,905,300
	6.125%, 6/01/25 – AGC Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2007A:
7,000	5.375%, 5/15/43	5/17 at 100.00	Baa1	7,243,950
275	5.500%, 5/15/47	5/17 at 100.00	Baa1	286,974
3,255	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A,	6/17 at 100.00	BBB	3,462,832
	5.125%, 6/01/37
15,530	Total Louisiana			16,899,056
	Maine – 1.9%
3,335	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College,	7/19 at 100.00	Aa2	4,433,782
	Tender Option Bond Trust 2009-5B, 13.584%, 7/01/39 (IF) (7)
	Massachusetts – 0.6%
1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond	8/19 at 100.00	AAA	1,427,940
	Trust 2989, 13.304%, 8/01/38 (IF)
	Michigan – 4.0%
3,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Refunding Senior	7/16 at 100.00	AA–	3,089,550
	Lien Series 2006D, 5.000%, 7/01/32 – AGM Insured
5,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	5,043,650
	7/01/35 – NPFG Insured
1,050	Huron Valley School District, Oakland and Livingston Counties, Michigan, General Obligation	No Opt. Call	Aa2	1,086,446
	Bonds, Refunding Series 2008, 5.000%, 5/01/13 – AGM Insured
9,050	Total Michigan			9,219,646
	Nevada – 2.8%
250	Clark County, Nevada, Senior Lien Airport Revenue Bonds, Series 2005A, 5.000%, 7/01/40 –	7/15 at 100.00	Aa2	271,995
	AMBAC Insured
5,415	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	6,039,566
	8.000%, 6/15/30
5,665	Total Nevada			6,311,561
	New Jersey – 2.8%
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine
	and Dentistry of New Jersey, Series 2009B:
2,135	7.125%, 12/01/23	6/19 at 100.00	A–	2,679,404
3,000	7.500%, 12/01/32	6/19 at 100.00	A–	3,763,950
5,135	Total New Jersey			6,443,354
	New York – 1.7%
3,000	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A	3,610,050
	2007, 5.500%, 10/01/37
130	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	147,623
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
3,130	Total New York			3,757,673
	North Carolina – 1.3%
3,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	3,059,670
	1/01/19 – NPFG Insured
	Ohio – 6.2%
5,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/19 at 100.00	AA–	5,745,250
	Series 2009A, 5.750%, 2/15/39 – AGC Insured
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,115	5.875%, 6/01/30	6/17 at 100.00	B+	925,863
5,885	6.500%, 6/01/47	6/17 at 100.00	BB	5,238,709
2,000	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A (4)	2,308,040
	Hospitals Health System, Series 2009, 6.750%, 1/15/39 (Pre-refunded 1/15/15)
14,000	Total Ohio			14,217,862
	Puerto Rico – 4.9%
4,390	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa2	4,666,482
	6.000%, 7/01/44
3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	3,397,410
	2009A, 6.000%, 8/01/42
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bonds	No Opt. Call	AA–	3,135,500
	Trust 11851, 18.806%, 2/01/16 (IF)
9,890	Total Puerto Rico			11,199,392
	Rhode Island – 3.0%
3,000	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/19 at 100.00	A–	3,584,340
	Lifespan Obligated Group Issue, Series 2009A, 7.000%, 5/15/39
3,240	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	12/12 at 100.00	BBB+	3,272,368
	Series 2002A, 6.125%, 6/01/32
6,240	Total Rhode Island			6,856,708
	Texas – 6.4%
3,550	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 46.64	Aaa	1,498,491
	0.000%, 8/15/31
5,300	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	5,827,350
	5.750%, 1/01/38
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	A+	5,148,950
	Series 2004, 6.000%, 12/01/34
1,000	Texas State, General Obligation Bonds, Public Financing Authority, Refunding Series 2011,	No Opt. Call	Aaa	1,044,680
	4.000%, 10/01/13
1,000	Texas, General Obligation Refunding Bonds, Public Finance Authority, Series 2002,	No Opt. Call	Aaa	1,008,880
	5.500%, 10/01/12
15,850	Total Texas			14,528,351
	Virgin Islands – 0.5%
1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	1,183,350
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.1%
2,000	Washington County Industrial Development Authority , Virginia, Hospital Revenue Bonds,	1/19 at 100.00	BBB+	2,493,120
	Mountain States Health Alliance, Series 2009C, 7.750%, 7/01/38
	Wisconsin – 7.9%
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	4/13 at 100.00	A	5,102,850
	Series 2003, 6.400%, 4/15/33
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	2/19 at 100.00	A+	1,755,104
	Obligated Group, Series 2009, 6.625%, 2/15/39
9,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	11,201,125
	6.000%, 5/01/36
15,500	Total Wisconsin			18,059,079
$ 210,480	Total Long-Term Investments (cost $182,602,441) – 98.0%			223,737,359

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Short-Term Investments – 1.3%
	Florida – 0.5%
$ 1,100	Hillsborough County, Florida, Junior Lien Refunding Bonds, Variable Rate Demand Obligations,	No Opt. Call	Aa1	$ 1,100,000
	Series 2001, 5.500%, 8/01/12 – AMBAC Insured (8)
	Indiana – 0.8%
1,890	Indiana Bond Bank, State Revolving Fund Program Bonds, Variable Rate Demand Obligations, Series	No Opt. Call	AAA	1,890,000
	2001A, 5.500%, 8/01/12 (8)
$ 2,990	Total Short-Term Investments (cost $2,990,000)			2,990,000
	Total Investments (cost $185,592,441) – 99.3%			226,727,359
	Other Assets Less Liabilities – 0.7%			1,600,115
	Net Assets – 100%			$ 228,327,474

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$221,526,072	$2,211,287	$223,737,359
Short-Term Investments:
Municipal Bonds	—	2,990,000	—	2,990,000
Total	$—	$224,516,072	$2,211,287	$226,727,359

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $184,713,085.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$43,156,454
Depreciation	(1,142,180)
Net unrealized appreciation (depreciation) of investments	$42,014,274

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Value Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012